Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	¥ 9,648	¥ 7,296
Accumulated deficit [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Accumulated other comprehensive income for equity instruments measured at FVOCI reclassified to accumulated deficit	1,081	2,230
Financial services business [member] | Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI		3,000
AI business CGU [member] | Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	801	1,192
Other business [member] | Non-trading Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of non-marketable equity instruments measured at FVOCI	¥ 2,096	¥ 2,313